Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets		€ 248	€ 896	[1]	€ (429)	[1]
Eloctate [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount					2,154
Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		415
ALTUVIIIO
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount					2,800
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		265	932		(454)
Other intangible assets | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		225
Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		(167)	0		(1,561)
Other intangible assets | Research and development projects and technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	[2],[3],[4]	415	896		1,107
Other intangible assets | Others
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		17	36		0
Research and development projects and technology platforms | Eloctate [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)					600
Reversal amount					600
Research and development projects and technology platforms | SAR444245
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)					1,586
Research and development projects and technology platforms | NK Cell and ProXTen technology platforms
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)			833
Research and development projects and technology platforms | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		640
Marketed products | Eloctate [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)					1,554
Marketed products | Enjaymo
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount		167
Clinical Study | Biopharma (operating segment)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		239
Biopharma (operating segment) | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	[5]	(167)	0		(1,526)
Opella (discontinued operation, see Note D.1.) | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)		€ 0	€ 0		€ (35)

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(c)For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.

[3]	(b)For 2024, the monitoring of impairment indicators for other intangible assets led to the recognition of net impairment losses of €415 million, comprising
(i) impairment losses of €640 million against various research and development projects - including a €239 million loss resulting from the decision taken in February 2025 to discontinue a phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease -  and (ii) an impairment reversal of €225 million recognized in connection with the disposal of the ProXTen technology platform.

[4]	(d)For 2022, this amount mainly comprises:
–an impairment loss of €1,586 million taken against the development project for SAR444245 (non-alpha interleukin-2), recognized following revised cash flow projections reflecting unfavorable developments in the launch schedule;
–the €600 million reversal relating to the BIVV001 project (see above).
As required by IFRS 5, the other intangible assets of Opella were measured in accordance with IAS 36 immediately before their reclassification as assets held for sale; this assessment did not result in any impairment of their carrying amount being recognized.

[5]	(a) For 2024, this comprises a reversal of €167 million in connection with the disposal of Enjaymo.
For 2022, this amount mainly comprises a reversal of €2,154 millionof impairment losses taken against Eloctate and BIVV001 (assets belonging to the
Eloctate franchise), consisting of  €1,554 million for marketed products and €600 million for research and development projects respectively. In 2019, the launch of competing products for Eloctate led Sanofi to update its sales forecasts for products belonging to the franchise, as a result of which impairment losses of €2.8 billion were recognized against the assets in question. The reversal reflects the approval by the FDA on February 22, 2023 of
ALTUVIIIO (the commercial name of efanesoctocog alpha, corresponding to the BIVV001 project), which was submitted in 2022.